OTHER ASSETS (Details) R$ in Thousands		12 Months Ended
	Nov. 28, 2019 item	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
OTHER ASSETS
Advances to employees and suppliers		R$ 73,849	R$ 83,094
Related-party receivables (Note 28)		64,966	120,776
Receivables from suppliers		167,540	114,175
Surplus from post-employment benefit plans (Note 30)		220,939	10,997
Goods for sale (2)		76,912
Other amounts receivable		14,123	20,670
Total		618,329	349,712
Current		382,591	302,607
Non-current		R$ 235,738	R$ 47,105
Number of towers sold | item	1,909
Term of the sublease		22 years
Unsecured residual values resulting in benefits to the lessor		R$ 0
PBS Assisted Plan (PBS-A)
OTHER ASSETS
Distribution of PBS - A surplus		R$ 209,347